Financial assets and liabilities - Summary of Credit Risk (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 38,976,091	R$ 31,578,394
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	27,243,683	16,903,542
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,669,163	3,995,734
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	2,685,417	3,386,301
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	228,768	174,303
Financial guarantees [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	2,620,840	2,761,254
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	2,267,108	3,799,328
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	219,897	399,889
Receivable dividends and interest on equity [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	35,410	153,548
Other financial assets [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 5,805	R$ 4,495